Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parent Company Statements of Operations and Comprehensive Loss [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ (1,049,101)	$ (579,382)	$ (596,098)
OTHER INCOME	(1,615)	(1,466)
EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(5,227,710)	(7,421,796)	(10,923,835)
NET LOSS	(6,278,426)	(8,002,644)	(11,519,933)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	330,148	(319,474)	(897,642)
COMPREHENSIVE LOSS	$ (5,948,278)	$ (8,322,118)	$ (12,417,575)